Segment Analysis - Segmental Results of Operations (Detail) - JPY (¥) ¥ in Billions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disclosure of operating segments [line items]
Consolidated gross profit	¥ 1,817.3	¥ 1,632.4
General and administrative expenses	(1,082.2)	(962.6)
Others	35.8	52.1
Consolidated net business profit	770.9	721.9
Operating segments [member] | Wholesale Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	396.9	353.4
General and administrative expenses	(151.9)	(143.3)
Others	53.6	48.8
Consolidated net business profit	298.6	258.9
Operating segments [member] | Retail Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	621.8	567.9
General and administrative expenses	(526.8)	(487.7)
Others	3.4	2.1
Consolidated net business profit	98.4	82.3
Operating segments [member] | Global Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	670.5	589.5
General and administrative expenses	(391.0)	(330.2)
Others	31.8	47.1
Consolidated net business profit	311.3	306.4
Operating segments [member] | Global Markets Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	286.6	266.7
General and administrative expenses	(79.9)	(73.6)
Others	15.8	15.4
Consolidated net business profit	222.5	208.5
Head office account and others [member]
Disclosure of operating segments [line items]
Consolidated gross profit	(158.5)	(145.1)
General and administrative expenses	67.4	72.2
Others	(68.8)	(61.3)
Consolidated net business profit	¥ (159.9)	¥ (134.2)